S-K 1603(c) Fiduciary Duties to Other Companies	Oct. 13, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Ajmal Rahman	Mining Master Pty Limited	Gold Mining	Director
	Tempus Fugit Ltd.	Investment Firm	Director and Shareholder
	Apex Treasury Corporation	Special Purpose Acquisition Company	Co-Chief Executive Officer and Chairman
Hugh Cochrane	Cryptogon Management Ltd.	Cryptocurrency	Managing Director
	SVK Crypto GP	Cryptocurrency	Director
	Ordre Group International	Fashion Technology Company	Director
	Apex Treasury Corporation	Special Purpose Acquisition Company	Co-Chief Executive Officer and Director
Paul Sykes	Apex Treasury Corporation	Special Purpose Acquisition Company	Chief Financial Officer
James McNaught-Davis	Sustainability Partners Ltd.	Corporate Advisory	Managing Partner
	HyOrc Corporation Inc.	Clean Energy Technology	Chairman
	DGJ Property Ltd	Real Estate Investments	Director
	Apex Treasury Corporation	Special Purpose Acquisition Company	Head of Mergers and Acquisitions
	Zulu Forest Ltd (Zora Ecosystems)	Natural Ecosystem Regeneration	Chairman
	Vishnu Systems, Unipessoal LDA	Artificial Intelligence	Director
Stephen CuUnjieng	First Philippine Holdings	Renewable Energy	Director
	Maharlika Investment Corporation	Sovereign Wealth Fund Manager	Director
	AppleOne Group	Real Estate Development	Director
	Pasay Harbor City Corporation	Construction	Director
	Century Pacific Food	Food and Beverage	Director
	Greenergy Holdings	Investment	Director
	PBCOM	Banking and Financial Solutions	Director
	Apex Treasury Corporation	Special Purpose Acquisition Company	Director
Betty Liu	Apex Treasury Corporation	Special Purpose Acquisition Company	Director
Individual(1)	Entity	Entity’s Business	Affiliation
William Mann	Anneal Investment Management, LLC	Investment Advisor	Chief Operating Officer and Chief Compliance Officer
	Anneal Alloy Offshore Feeder, Ltd.	Investment Fund	Director
	HarmoniQ Insights LLC	Venture Capital	Managing Partner
	Apex Treasury Corporation	Special Purpose Acquisition Company	Director